SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 38,666,000	$ 36,942,000
Depreciation, Total	$ 1,964,000	$ 2,021,000	$ 2,122,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.11	$ 0.80	$ 0.45
Fair Value Assumptions, Expected Volatility Rate	60.70%	53.00%	35.70%
Fair Value Assumptions, Risk Free Interest Rate	1.40%	1.90%	3.36%
Fair Value Assumptions, Expected Dividend Rate	0.00%	3.00%	3.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Mortgage Loans Held For Sale With Maturities	15 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Mortgage Loans Held For Sale With Maturities	30 years